GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime 2020 Fund Investor Class Ticker: MXSMX Service Class Ticker: MXSPX Class L Ticker: MXLFX	Great-West SecureFoundation® Lifetime 2045 Fund Investor Class Ticker: MXSTX Service Class Ticker: MXSWX Class L Ticker: MXLNX
Great-West SecureFoundation® Lifetime 2025 Fund Investor Class Ticker: MXSNX Service Class Ticker: MXSOX Class L Ticker: MXLHX	Great-West SecureFoundation® Lifetime 2050 Fund Investor Class Ticker: MXFSX Service Class Ticker: MXHSX Class L Ticker: MXLOX
Great-West SecureFoundation® Lifetime 2030 Fund Investor Class Ticker: MXSQX Service Class Ticker: MXASX Class L Ticker: MXLIX	Great-West SecureFoundation® Lifetime 2055 Fund Investor Class Ticker: MXSYX Service Class Ticker: MXSZX Class L Ticker: MXLPX
Great-West SecureFoundation® Lifetime 2035 Fund Investor Class Ticker: MXSRX Service Class Ticker: MXSSX Class L Ticker: MXLJX	Great-West SecureFoundation® Lifetime 2060 Fund Investor Class Ticker: MXGWX Service Class Ticker: MXGYX Class L Ticker: MXGZX
Great-West SecureFoundation® Lifetime 2040 Fund Investor Class Ticker: MXDSX Service Class Ticker: MXESX Class L Ticker: MXLKX

(the “Fund(s)”)

Supplement dated October 2, 2020 to the Prospectus and Summary Prospectuses for

the Funds, each dated April 29, 2020, as supplemented.

Notice of Merger

At meetings held on September 22-23, 2020, the Board of Directors of Great-West Funds Great-West Funds, Inc. (“Great-West Funds”), including a majority of its directors who are not “interested persons” of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved an Agreement and Plan of Reorganization pursuant to which the Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund and Great-West SecureFoundation® Lifetime 2030 Fund, each a series of Great-West Funds (each a “Target Fund” and collectively the “Target Funds”), will merge with and into the Great-West SecureFoundation® Balanced Fund, another series of Great-West Funds (the “Acquiring Fund”) (the “Merger”). The Merger does not require shareholder approval. It is anticipated the Merger will be a tax-free reorganization for U.S. federal income tax purposes.

It is anticipated the Merger will be consummated on or about February 5, 2021, or on such other date as the officers of Great-West Funds determine (the “Closing Date”). As of the close of business on the Closing Date, beneficial owners of Investor Class, Service Class and Class L shares of each Target Fund will automatically receive a proportionate number of Investor Class, Service Class and Class L shares of the Acquiring Fund based on each Fund’s net asset value. Accordingly, when acquiring shares of a Target Fund prior to the Closing Date, you should also consider the strategies and risks of the Acquiring Fund. Please see the prospectus or summary prospectus for the Acquiring Fund for further information on its strategies and risks.

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary

Prospectuses for the Funds, each dated April 29, 2020, as supplemented.

Please keep this Supplement for future reference.

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime 2020 Fund Investor Class Ticker: MXSMX Service Class Ticker: MXSPX Class L Ticker: MXLFX	Great-West SecureFoundation® Lifetime 2045 Fund Investor Class Ticker: MXSTX Service Class Ticker: MXSWX Class L Ticker: MXLNX

Great-West SecureFoundation® Lifetime 2025 Fund Investor Class Ticker: MXSNX Service Class Ticker: MXSOX Class L Ticker: MXLHX	Great-West SecureFoundation® Lifetime 2050 Fund Investor Class Ticker: MXFSX Service Class Ticker: MXHSX Class L Ticker: MXLOX

Great-West SecureFoundation® Lifetime 2030 Fund Investor Class Ticker: MXSQX Service Class Ticker: MXASX Class L Ticker: MXLIX	Great-West SecureFoundation® Lifetime 2055 Fund Investor Class Ticker: MXSYX Service Class Ticker: MXSZX Class L Ticker: MXLPX

Great-West SecureFoundation® Lifetime 2035 Fund Investor Class Ticker: MXSRX Service Class Ticker: MXSSX Class L Ticker: MXLJX	Great-West SecureFoundation® Lifetime 2060 Fund Investor Class Ticker: MXGWX Service Class Ticker: MXGYX Class L Ticker: MXGZX

Great-West SecureFoundation® Lifetime 2040 Fund Investor Class Ticker: MXDSX Service Class Ticker: MXESX Class L Ticker: MXLKX

(the “Fund(s)”)

Supplement dated October 2, 2020 to the Prospectus and Summary Prospectuses for

the Funds, each dated April 29, 2020, as supplemented.

Notice of Merger

At meetings held on September 22-23, 2020, the Board of Directors of Great-West Funds, Inc. (“Great-West Funds”), including a majority of its directors who are not “interested persons” of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved an Agreement and Plan of Reorganization pursuant to which the Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund and Great-West SecureFoundation® Lifetime 2060 Fund, each a series of Great-West Funds (each a “Target Fund” and collectively the “Target Funds”), will merge with and into the corresponding separate series of Great-West Lifetime Funds as set forth in the table below (each an “Acquiring Fund” and collectively the “Acquiring Funds”) (the “Merger”). The Merger does not require shareholder approval. It is anticipated the Merger will be a tax-free reorganization for U.S. federal income tax purposes.

Target Fund	Acquiring Fund
Great-West SecureFoundation® Lifetime 2035 Fund	Great-West Lifetime 2035 Fund
Great-West SecureFoundation® Lifetime 2040 Fund	Great-West Lifetime 2040 Fund
Great-West SecureFoundation® Lifetime 2045 Fund	Great-West Lifetime 2045 Fund
Great-West SecureFoundation® Lifetime 2050 Fund	Great-West Lifetime 2050 Fund
Great-West SecureFoundation® Lifetime 2055 Fund	Great-West Lifetime 2055 Fund
Great-West SecureFoundation® Lifetime 2060 Fund	Great-West Lifetime 2060 Fund

It is anticipated the Merger will be consummated on or about February 5, 2021, or on such other date as the officers of Great-West Funds determine (the “Closing Date”). As of the close of business on the Closing Date, beneficial owners of Investor Class, Service Class and Class L shares of each Target Fund will automatically receive a proportionate number of Investor Class, Service Class and Class L shares of the corresponding Acquiring Fund based on each Fund’s net asset value. Accordingly, when acquiring shares of a Target Fund prior to the Closing Date, you should also consider the strategies and risks of the applicable Acquiring Fund. Please see the prospectus or summary prospectus for the Acquiring Funds for further information on its strategies and risks.

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectuses for the Funds, each dated April 29, 2020, as supplemented.

Please keep this Supplement for future reference.